Income Taxes - Components (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Federal			$ (1,674)	$ (688)
State			(737)	(680)
Total current			(2,411)	(1,368)
Deferred
Federal			(6,852)	7,183
State			(2,076)	5,675
Total deferred			(8,928)	12,858
Total income tax benefit (expense)	$ (1,122)	$ (2,591)	$ (11,339)	$ 11,490